Provisions - Details of Estimate of the Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [Line Items]
Opening balance	£ 1,055	£ 1,161
Additions	315	133
Unwind of discount	14	15	£ 16
Utilised or released	(407)	(336)
Transfers	29	85
Exchange differences		(3)
Ending balance	1,006	1,055	1,161
Restructuring provision [member]
Disclosure of other provisions [Line Items]
Opening balance	12	11
Additions		4
Utilised or released		(2)
Transfers	(12)
Exchange differences		(1)
Ending balance		12	11
Property, plant and equipment [member]
Disclosure of other provisions [Line Items]
Opening balance	294	292
Additions	84	37
Unwind of discount	11	11
Utilised or released	(71)	(46)
Transfers	21
Ending balance	339	294	292
Network ARO Provision [Member]
Disclosure of other provisions [Line Items]
Opening balance	71	83
Additions	102	2
Unwind of discount	2	2
Utilised or released	(13)	(16)
Ending balance	162	71	83
Network Share Provision [Member]
Disclosure of other provisions [Line Items]
Opening balance	33	50
Additions	2
Unwind of discount	1	2
Utilised or released	(9)	(19)
Ending balance	27	33	50
Regulatory [Member]
Disclosure of other provisions [Line Items]
Opening balance	320	479
Additions	58	51
Utilised or released	(196)	(210)
Ending balance	182	320	479
Litigation [Member]
Disclosure of other provisions [Line Items]
Opening balance	64	69
Additions	3	6
Utilised or released	(9)	(11)
Transfers	27
Exchange differences	(1)
Ending balance	84	64	69
Other [Member]
Disclosure of other provisions [Line Items]
Opening balance	261	177
Additions	66	33
Utilised or released	(109)	(32)
Transfers	(7)	85
Exchange differences	1	(2)
Ending balance	£ 212	£ 261	£ 177